ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations, Noncurrent	$ 1,075,513	$ 1,099,311	$ 1,099,311	$ 248,651
Accretion Expense	1,182	$ 1,799	7,197	806,381
Asset Retirement Obligation, Revision of Estimate	(0)		(0)	70,949
[custom:SettlementOfAROObligation]			(30,995)	(26,670)
Asset Retirement Obligations, Noncurrent	1,076,695		1,075,513	1,099,311
[custom:SettlementOfAROObligation]			$ 30,995	$ 26,670